Convertible Loans and Shareholder Loans (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Loans and Shareholder Loans [Abstract]
Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost

As of December 31, 2025 and June 30, 2026, the balances of convertible loans and shareholder loans measured at amortized cost, were summarized as below:

	At amortized cost
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Current:
January 2019 Shareholder Loan	14,180,240	13,106,161
November 2020 Shareholder Loan	4,920,160	4,547,484
February 2021 Shareholder Loan	4,107,357	3,796,246

Subtotal	23,207,757	21,449,891

Total	23,207,757	21,449,891

Non-current:
February 2021 Shareholders Loan	16,483,576	16,483,576

Subtotal	16,483,576	16,483,576

July 2025 Convertible Loans	137,501,657	126,228,857

Subtotal	137,501,657	126,228,857

Total	153,985,233	142,712,433